PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - Schedule of Property, Equipment and Software, Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 186,013	¥ 188,340	¥ 171,131
Accumulated depreciation and amortization	(100,927)	(95,655)	(104,284)
Impairment loss for technology of discontinued online lending information services	(23,296)	(23,296)	(23,296)
Property, equipment, net	61,790	69,389	43,551
Office building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,142	51,142	19,525
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,376	60,401	58,351
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	20,849	13,895	10,386
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,013	9,339	28,377
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 53,633	¥ 53,563	¥ 54,492